Condensed Financial Information of Registrant (Parent Company Only) (Tables)	12 Months Ended
Jun. 30, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet	Forgent Intermediate LLC (Parent Company Only) Consolidated Balance Sheets (In thousands)

	June 30,
	2024	2025
Assets
Investments in subsidiaries	$517,950	$374,534
Member’s Equity	$517,950	$374,534

Schedule of Consolidated Statement of Operations

Forgent Intermediate LLC

(Parent Company Only)

Consolidated Statement of Operations

(In thousands)

	Period from Inception to June 30, 2024	For the Year Ended June 30, 2025
Equity in net (loss) income of subsidiaries
Net (loss) income	$(17,821)	$15,196